CONVERTIBLE DEBT OBLIGATIONS- CURRENT PORTION AND NON CURRENT PORTION (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Convertible notes 2020 [member]
IfrsStatementLineItems [Line Items]
Aggregate principal amount converted	$ 82,415	$ 416,830
Debt conversion unpaid amount	40,000	122,415
Convertible notes 2022 [member]
IfrsStatementLineItems [Line Items]
Aggregate principal amount converted	0	16,324,424
Debt conversion unpaid amount
Accrued interest converted	$ 0	$ 1,701,964
Interest	0	45,239,635
Repayment of principal amount	$ 0	$ 2,004,822